Insurance and reinsurance contracts - Insurance contract liabilities - expected cash flows (discounted) (Details) - Insurance - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 139,839	$ 126,239	$ 149,798
Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	161,818	145,342	167,801
Best estimate liabilities (BEL)
Insurance/Reinsurance contracts - expected recognition
Liabilities	120,115	107,582	126,438
Best estimate liabilities (BEL) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,256	(622)
Best estimate liabilities (BEL) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,262	1,040
Best estimate liabilities (BEL) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4,269	3,021
Best estimate liabilities (BEL) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	5,272	4,441
Best estimate liabilities (BEL) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4,436	4,652
Best estimate liabilities (BEL) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	18,726	20,131
Best estimate liabilities (BEL) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	16,374	16,507
Best estimate liabilities (BEL) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	14,560	12,873
Best estimate liabilities (BEL) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	35,210	30,891
Best estimate liabilities (BEL) | No stated maturity
Insurance/Reinsurance contracts - expected recognition
Liabilities	16,750	14,648
Best estimate liabilities (BEL) | Group's share relating to JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	19,558	16,715
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	(477)	(847)
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	94	81
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	516	477
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	973	732
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	828	1,146
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	3,076	2,832
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,703	2,309
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,016	1,674
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	6,287	5,064
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | No stated maturity
Insurance/Reinsurance contracts - expected recognition
Liabilities	3,542	3,247
Best estimate liabilities (BEL) | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	139,673	124,297	$ 142,146
Best estimate liabilities (BEL) | Including JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	1,779	(1,469)
Best estimate liabilities (BEL) | Including JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,356	1,121
Best estimate liabilities (BEL) | Including JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4,785	3,498
Best estimate liabilities (BEL) | Including JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	6,245	5,173
Best estimate liabilities (BEL) | Including JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	5,264	5,798
Best estimate liabilities (BEL) | Including JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	21,802	22,963
Best estimate liabilities (BEL) | Including JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	19,077	18,816
Best estimate liabilities (BEL) | Including JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	16,576	14,547
Best estimate liabilities (BEL) | Including JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	41,497	35,955
Best estimate liabilities (BEL) | Including JVs and associates | No stated maturity
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 20,292	$ 17,895